Description of Business - Additional Information (Detail) (USD $)	0 Months Ended		9 Months Ended
	Aug. 05, 2014	Jul. 17, 2006	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Date of incorporation		Jul. 17, 2006
Accumulated deficit			$ (26,324,000)	$ (8,869,000)	$ (3,593,000)
Net proceeds from initial public offering			106,973,000
Conversion of preferred stock, common stock issued upon conversion	10,689,027
IPO [Member]
Class of Stock [Line Items]
Common stock, shares issued during period	6,900,000
Common stock, shares issued, price per share	17.00
Net proceeds from initial public offering	106,500,000
Options to purchase [Member]
Class of Stock [Line Items]
Common stock, shares issued during period	900,000
Private Placement [Member]
Class of Stock [Line Items]
Common stock, shares issued during period	588,235
Common stock, shares issued, price per share	17.00
Proceeds from issue of common stock	10,000,000
Warrants [Member]
Class of Stock [Line Items]
Common stock, shares issued during period	407,131
Conversion of preferred stock, common stock issued upon conversion	407,131
Conversion of warrants into shares of common stock, value	600,000
Underwriting discount or commissions	0